COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES

The Company entered into a license agreement with minimum royalty payments totaling $ 1,800,000, $ 2,100,000, $ 2,700,000, $ 3,200,000 and $ 3,800,000 for each of the years ended 2014, 2015, 2016, 2017 and 2018, respectively. $ 1,350,000 was paid as of June 30, 2014 and recorded in prepaid expenses.